RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
As of December 31, 2025, the Company has no ultimate controlling shareholder. See also Note 21—Issued capital and reserves of these consolidated financial statements for details regarding ownership structure.
COMPENSATION TO BOARD OF DIRECTORS AND KEY MANAGEMENT PERSONNEL
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer (“Group CEO”), Group Chief Financial Officer (“Group CFO”) and Group General Counsel (“Group GC”), who are considered to be key management personnel (“KMP”) of the Company, as defined by IAS 24, Related Party Disclosures:

	2025	2024	2023

Short-term employee benefits	9	9	11
Share-based payment*	13	19	11
Termination benefits	—	—	—
Total compensation to the Board of Directors and key management personnel	22	28	22
*Share-based payment represents the expense as recognized in accordance with IFRS 2, Share based payments, under VEON Ltd.’s Deferred Share Plan, Short-Term Incentive Plan and Long Term Incentive Plans as described in Note 5—Share-based payments of these consolidated financial statements.
Under the Company’s bye-laws, the Board of Directors of the Company established a Remuneration Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.
Compensation of Key Management Personnel
The following table sets forth the total remuneration expense to the KMP for the periods indicated. For further details on compensation and changes to the Board of Directors and KMP, please refer to the explanatory notes below.

	Kaan Terzioglu	Other KMP
	Group CEO	Group CFO and Group GC
2025
Short-term employee benefits	$4	$2
Long-term employee benefits	—	—
Share-based payments *	4	3
Termination benefits	—	—
Total remuneration expense	8	5

2024
Short-term employee benefits	4	3
Long-term employee benefits	—	—
Share-based payments **	6	3
Termination benefits	—	—
Total remuneration expense	10	6
* The share-based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards, LTIP and UIP market condition-based awards granted in 2024 and 2025, which will vest on December 31, 2026 and December 31, 2027, respectively. It also includes LTIP market condition-based award granted in 2023 that vested as of December 31, 2025 as the market condition was determined to have been satisfied. Refer to Note 5 - Share-based payments of these consolidated financial statements for further discussion of the awards and share based payment accounting policies.
** The share based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards and LTIP market condition-based awards granted in 2023 and 2024, having a vesting date of December 31, 2025 and December 31, 2026, respectively. It also includes LTIP market condition-based awards granted in 2021 and 2022 that did not vest as of December 31, 2023 and December 31, 2024, respectively, as the market condition was not satisfied. Accordingly, the recipients did not receive these awards. Refer to Note 5 - Share-based payments of these consolidated financial statements for further discussion of the awards and share-based payment accounting policies.
Explanatory notes for the year ended December 31, 2025
Short term employee benefits comprise compensation and benefit payable within twelve months of the end of the reporting period and include the following components:
•Base salary represents fixed cash remuneration payable under the terms of an individual’s employment agreement, including holiday pay and any acting or temporary duty allowances paid in cash.
•Annual incentive expense consists of amounts accrued in respect of the cash component of the short-term incentive plan for performance in the current year, together with any discretionary special recognition, performance based and/or transaction related bonuses.
•Other short term employee benefit includes cash allowances and benefits such as pension allowances, car allowances, transportation allowances, housing allowances and similar benefits, as well as special awards and employee support costs, including relocation related support.
Share based payment expense comprises of amounts recognized in respect of the equity portion of the Short Term Incentive plan 2021 Long term Incentive Plan (“LTIP”), 2021 Deferred Share Plan (“DSP”) and the Umbrella Incentive Plan (“UIP”). Further details regarding these arrangements, including their accounting treatment are described in Note 5 - Share-based payments of these consolidated financial statements. All awards granted to KMP are equity settled awards (unless otherwise indicated) under VEON’s incentive plans.
During the year ended December 31, 2025, a total of 5,078,525 (2024: 10,636,696) common shares were granted to the Group CEO and 1,974,625 (2024: 6,069,374) were granted to other KMP. In addition, during the year ended December 31, 2025, a total of 9,315,325 (2024: 4,632,470) common shares were vested for the Group CEO and 118,850 (2024: 1,616,241) common shares for other KMP. During the year ended December 31, 2025, a total of 4,373,025 (2024: equity-settled 3,824,495 and cash-settled 472,250) common shares that vested were transferred net of withholding taxes to the Group CEO and 60,019 (2024: 868,775) were transferred net of withholding taxes or cash settled to other KMP. As of December 31, 2025, there were 7,671,300 (2024: 2,729,000) common shares vested for Group CEO and no vested common shares (2024: nil) for other KMP, which were not yet transferred.
Unless otherwise indicated, references to common shares in this section are presented on a 25:1 basis relative to the Company’s American Depositary Shares (“ADSs”) traded on the Nasdaq Global Select Market.
Changes in Key Management Personnel
Effective January 9, 2025, Mr. Burak Ozer was appointed Group Chief Financial Officer succeeding Mr. Joop Brakenhoff.
Effective July 1, 2025, Mr. Vitaly Shmakov was appointed Acting Group General Counsel, succeeding Ms. Omiyinka Doris, who stepped aside from her role as Group General Counsel effective the same date.
Compensation of Board of Directors
The total remuneration expense of the Board of Directors (including retainer, committee fees and other compensation) for the year ended December 31, 2025 was US$9 (2024: US$12).
Explanatory notes for the year ended December 31, 2025
Other compensation includes share based-payment expense and relates to amounts recognized in respect of the equity portion of the 2021 DSP. Further details regarding these arrangements and their accounting treatment are described in Note 5—Share-based payments of these consolidated financial statements.
The share based awards granted under the 2021 DSP aims to align the interests of the Board of Directors with the long-term success and growth of the Company, encouraging their active participation in driving shareholder value and recognizing their significant contributions to VEON’s strategic growth.
All awards granted to the Board of Directors are equity settled awards (unless otherwise indicated) granted in line with VEON’s 2021 DSP and from time to time certain one off awards are granted.
During the year ended December 31, 2025, no common shares were granted to the Board of Directors (2024: equity-settled 16,869,125 and cash-settled 3,797,650). In addition, during the year ended December 31, 2025, no common shares vested (2024: equity-settled 3,369,125 and cash-settled 1,547,650). During the year ended December 31, 2025, a total of 2,715,392 common shares that had already vested were transferred net of withholding taxes or cash settled to the current and former Board of Directors (2024: 2,898,225). As of December 31, 2025, there were no common shares vested which were not transferred (2024: equity-settled 1,547,650 and cash settled 1,547,650). Accordingly, as of December 31, 2025, cash-settled common shares represented a nil liability (2024: US$2).
Unless otherwise indicated, references to common shares in this section are presented on a 25:1 basis relative to the Company’s American ADS traded on the Nasdaq Global Select Market.
Changes in Board of Directors
On May 8, 2025, VEON held its Annual General Meeting during which the Company’s shareholders approved the recommended slate of seven directors as VEON’s Board of Directors, re-electing the seven directors Augie K Fabela II, Andrei Gusev, Rt. Hon. Sir Brandon Lewis CBE, Duncan Perry, Michael R. Pompeo, Michiel Soeting and Kaan Terzioglu who served on VEON’s Board in the previous term. Following the AGM, the new Board held its inaugural meeting, and re-elected VEON’s Founder Augie K Fabela II as the Chairman for a second term.
On May 31, 2024, at its Annual General Meeting, VEON shareholders approved the recommended slate of seven directors as VEON’s new Board. The new members consist of former U.S. Secretary of State Michael R. Pompeo, Rt. Hon. Sir Brandon Lewis CBE and Duncan Perry, who will serve alongside the incumbent directors Augie K. Fabela II, Andrei Gusev, Michiel Soeting and the VEON CEO VEON Group Kaan Terzioglu. Following the Annual General Meeting, the new Board held its inaugural meeting, and elected VEON’s Founder and Chairman Emeritus Augie K Fabela II as the Chairman.
OTHER RELATED PARTY TRANSACTIONS
Impact Investments
On June 7, 2024, the Company entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with Impact Investments which will provide strategic support and board advisory services to the Company and JSC Kyivstar (a wholly owned indirect subsidiary of the Company). Michael Pompeo, who was appointed to the Board of Directors of the Company on May 31, 2024, serves as Executive Chairman of Impact Investments. In exchange for the services provided, the Company will pay Impact Investments US$0.1 in cash per month on or about the 7th day of each month during the term of the 2024 Agreement. Further, the Company has entered into three share warrant agreements with Impact Investments (hereby “Warrant A”, “Warrant B”, and “Warrant C”), with a value of US$12, US$2, and US$2 worth of common shares in the capital of the Company, respectively to be settled in equity. Warrant A vest ratably semi-annually over a period of three years subject to achievement of vesting conditions. One half of Warrant B will vest on the date that is six months after the three years anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant B will vest on the four years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. One half of Warrant C will vest on the date that is six months after the four years’ anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant C will vest on the five years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. The number of common shares to be transferred will be determined on the vesting date based on the 90-day average trading price. Finally, the Company, in its sole discretion, may pay Impact Investments an additional fee up to $3 subject to completion of certain strategic objectives.
Explanatory notes for the year ended December 31, 2025
During the year, expenses of US$0.6 related to the monthly cash payments and US$4 related to Warrant A were recognized. As a variable number of awards is granted based on the share price at vesting, the grant date fair value of Warrant A is based indirectly on the fair value of the awards granted of US$12. Warrants B and C are not considered granted until the 2024 Agreement is extended for the fourth and fifth years, respectively. As of December 31, 2025, no expense has been recognized related to Warrant B, Warrant C, or the discretionary cash payments.
On June 7, 2025, the second tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADS) or 1,087,855 common shares (equal to 43,514 ADS) vested.
On December 7, 2025, the third tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADS) or 950,209 common shares (equal to 38,008 ADS) vested.
Explanatory notes for the year ended December 31, 2024
During the year, US$0.4 of expense has been recognized related to the monthly cash payments and US$5 of expense has been recognized related to Warrant A. As a variable number of awards is granted based on the share price at vesting, the grant date fair value of Warrant A is based indirectly based on the fair value of the awards granted of US$12. Warrants B and C are not considered granted until the 2024 Agreement is extended for the fourth and fifth years, respectively. As of December 31, 2024, no expense has been recognized related to Warrant B, Warrant C, or the discretionary cash payments.
On December 7, 2024, the first tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADS) or 1,659,640 common shares (equal to 66,385 ADS) vested.
On June 7, 2024, the Company and Impact Investments also entered into a termination letter in connection with a letter agreement between the Company and Impact Investments dated November 16, 2023. Under the terms of the termination letter, the Company paid Impact Investments US$2 in common shares or 2,066,954 shares (equal to 82,678 ADS), which common shares were determined on the basis of the 90-day average trading price of the VEON common shares as of the date of the termination letter. These common shares were transferred to Impact Investments in August 2024 and expense of US$2 was recognized as a result, for strategic support and board advisory services to JSC Kyivstar performed by Impact Investments under the letter agreement between the Company, JSC Kyivstar and Impact Investments dated November 16, 2023.